Stock Based Compensation	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note 6
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STOCK BASED COMPENSATION
Restricted Stock Units
During the six months ended June 30, 2021, the Company granted 38,308 RSUs to an officer of the Company. Total outstanding RSUs as of June 30, 2021 are 125,635. The granting of restricted stock units is not pursuant to a formal plan. Restricted stock units are subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient ceases to be an employee or director of the Company prior to vesting of the award. Each restricted stock unit represents the right to receive one share of common stock. Each restricted stock unit is also entitled to receive a dividend equivalent payment equal to the dividend paid on one share of common stock. The amortization of compensation costs for the awards of restricted stock units are included in stock-based compensation in the accompanying consolidated statements of operations and amount to $1,003,578 and $12,772 for the six months ended June 30, 2021 and 2020, respectively.
The following table sets forth our unvested restricted stock activity from April 9, 2019 (Inception) through June 30, 2021:

	Number of Unvested Shares of RSUs	Weighted-Average Grant Date Fair Value Per Share
Granted	3,000	20.00
Vested	—	20.00

Balance at December 31, 2019	3,000	20.00
Granted	84,327	21.09
Vested	(39,924)	21.12

Balance at December 31, 2020	47,403	20.99
Granted	38,308	21.15
Vested	(46,225)	21.15

Balance at June 30, 2021	39,486	20.96

Stock Options
The fair value of each option award was estimated on the date of grant using the Black- Scholes model. Expected volatilities are based on historical daily volatilities of publicly traded guideline companies. The expected term of options granted is based on the “simplified” method for options and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield. The stock price at date of issuance and exercise price are $20.00 and $24.00, respectively. The expected volatility is 52.5% and the expected life is 4.5 years. The risk-free interest rate is 1.56% and the expected dividend yield is 6.0%. The options were fully vested at December 31, 2020. No options have been granted, became exercisable, or been exercised during the period ended June 30, 2021. See Note 4.
The following table summarizes stock option activity during the six months ended June 30, 2021 and the year ended December 31, 2020:

	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2020	—	$—
Granted	791,790	$24.00
Exercisable	(527,862)	$24.00

Non Exercisable at December 31, 2020	263,928	$24.00
Granted	—	—
Exercisable	(87,976)	$24.00

Non Exercisable at June 30, 2021	175,952	$24.00